Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2019
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Cash and Cash Equivalents
6.	Cash and Cash Equivalents
The breakdown of cash and cash equivalents as of December 31, 2018 and 2019 is as follows:

	(In millions of yen)

	December 31, 2018	December 31, 2019
Cash on hand	13	12
Demand deposits	256,965	217,333

Total cash and cash equivalents	256,978	217,345